Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 440,019	$ 537,118
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	439,466	509,483
Allowance for doubtful accounts	(13,456)	(12,469)
Accounts receivables, net, current, total	426,010	497,014
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 14,009	$ 40,104